Financial instruments by category (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments
Financial assets	¥ 6,391,260	¥ 6,810,333
Financial liabilities	3,885,768	3,672,469
Liabilities at amortized cost | Trade and other payables (excluding non-financial liability items)
Disclosure of detailed information about financial instruments
Financial liabilities	1,318,449	1,355,329
Liabilities at amortized cost | Short-term borrowings
Disclosure of detailed information about financial instruments
Financial liabilities	251,732	289,062
Liabilities at amortized cost | Customer deposits
Disclosure of detailed information about financial instruments
Financial liabilities	2,261,214	1,929,183
Liabilities at amortized cost | Other financial liabilities from virtual bank
Disclosure of detailed information about financial instruments
Financial liabilities	54,373	89,327
Derivative financials liability | Financial liability held at FVPL
Disclosure of detailed information about financial instruments
Financial liabilities		9,568
Financial assets at amortized cost | Trade receivables
Disclosure of detailed information about financial instruments
Financial assets	710,669	940,989
Financial assets at amortized cost | Prepayments and other receivables (excluding non-financial asset items)
Disclosure of detailed information about financial instruments
Financial assets	661,123	816,179
Financial assets at amortized cost | Financial assets measured at amortized cost from virtual bank
Disclosure of detailed information about financial instruments
Financial assets	3,081	44
Financial assets at amortized cost | Restricted cash and time deposits over three months
Disclosure of detailed information about financial instruments
Financial assets	447,564	343,814
Financial assets at amortized cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments
Financial assets	1,379,473	1,907,776
Financial assets measured at fair value through other comprehensive income (FVOCI)
Disclosure of detailed information about financial instruments
Financial assets	2,226,138	2,054,541
Financial assets held at FVPL
Disclosure of detailed information about financial instruments
Financial assets	925,204	690,627
Derivative financial asset | Financial assets held at FVPL
Disclosure of detailed information about financial instruments
Financial assets	¥ 38,008	¥ 56,363